Fees Summary	Dec. 20, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,989,980.00
Previously Paid Amount	0.00
Total Fee Amount	3,366.67
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 3,366.67
Narrative - Max Aggregate Offering Price	$ 21,989,980.00
Final Prospectus	true